UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):     [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        KOM Capital Management, LLC
             Knoll Capital Management, L.P.
Address:     666 Fifth Avenue
             37[th] Floor
             New York, New York 10103

Form 13F File Numbers:

1)  KOM Capital Management, LLC: 028-11425
2)  Knoll Capital Management, L.P.:  028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick G. O'Neill
Title: Chief Operating Officer
Phone: (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, November 13, 2007

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers: 0



Form 13F Information Table Entry Total:  27 Data Records



Form 13F Information Table Value Total:  $294,308
                                         --------
                                         (x1000)


List of Other Included Managers:  NONE

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
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Column 1                          Column 2     Column 3  Column 4     Column 5             Column 6  Column 7     Column 8
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                                                                                                               VOTING AUTHORITY
                                  TITLE OF                 VALUE      SHRs OR     SH/  PUT/  INV.     OTHER    -----------------
  NAME OF ISSUER                   CLASS         CUSIP    (x 1000)    PRN AMT.    PR   CALL  DISCR.   MNGRS.   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABRAXIS BIOSCIENCE INC               COM       00383E106   9425.64      412862    SH         SOLE                412862
ALFACELL CORP                        COM       015404106   7434.33     3540155    SH         SOLE                3540155
ASPENBIO PHARM INC                   COM       045346103      3860      400000    SH         SOLE                400000
ATP OIL & GAS CORP                   COM       00208J108  42182.38      896925    SH         SOLE                896925
CANO PETROLEUM INC                   COM       137801106      4823      650000    SH         SOLE                650000
COMFORCE CORP                        COM       20038K109     24.88       11904    SH         SOLE                11904
DELTA PETROLEUM CORP NEW             COM       247907207  13460.38      749882    SH         SOLE                749882
DIGITALFX INTL INC                   COM       25389E107     29.69      102797    SH         SOLE                102797
EMCORE CORP                          COM       290846104   9378.24      976900    SH         SOLE                976900
FIRST MARBLEHEAD CORP                COM       320771108  24961.73      658100    SH         SOLE                658100
FLAMEL TECHNOLOGIES SA              CALL       338488909      5.40         432    SH         SOLE                432
FLAMEL TECHNOLOGIES SA          SPONSORED ADR  338488109  18458.61     2053238    SH         SOLE                2053238
FORTRESS INTL GRP INC              *W EXP      34958D110       240      200000    SH         SOLE                200000
                                  07/12/200
GOLDCORP INC OCT 27.5               CALL       380956909      1449        4200    SH         SOLE                4200
HERCULES OFFSHORE INC                COM       427093109  10813.61      414156    SH         SOLE                414156
HYTHIAM INC                          COM       44919F104  17759.74   2401786.5    SH         SOLE                2401786.5
MEDICINOVA INC                       COM       58468P206      2370      300000    SH         SOLE                300000
MEDIVATION INC OCT 17.5             CALL       5851N901     145.73         494    SH         SOLE                494
MEDIVATION INC                       COM       58501N101  59367.93     2960994    SH         SOLE                2960994
METRO ONE TELECOMMUNICATIONS       OM NEW      59163F204     12.64        6137    SH         SOLE                6137

NOVELOS THERAPEUTICS INC*            COM       6700M100    4671.71     1019380    SH         SOLE                1019380
PARKERVISION INC                     COM       701354102  23681.31     1560034    SH         SOLE                15060034
RODMAN & RENSHAW CAPITAL GROUP,      COM       77487R100   2910.41      447756    SH         SOLE                447756
INC.*
SILVER WHEATON CORP                  COM       828336107      2804      200000    SH         SOLE                200000
STORM CAT ENERGY CORP                COM       862168101    595.24      793650    SH         SOLE                793650
SULPHCO INC                          COM       865378103  33295.68     3783600    SH         SOLE                3783600
U S ENERGY CORP - WYO                COM       911805109    146.71       33193    SH         SOLE                33193


--------------------
*Securities of Novelos Therapeutics Inc. and Rodman & Renshaw Capital Group, Inc. are not listed on the U.S. Securities and Exchange
Commission's Official List of 13f Securities as a 13F Security as defined in Section 13(f) of the Securities Exchange Act of 1934.
However, KOM Capital Management, LLC and Knoll Capital Management, LLC have chosen to include these securities for informational purposes.